NOTE 11. INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Provision for credit losses	$ 2,451	$ 241
Accrued liabilities	2,785	1,604
Tax loss carry forward	1,775	3,074
Deferred income tax assets - current	7,011	4,919
Deferred income tax liabilities	$ 0	$ 0